Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [line items]
Closing foreign exchange rate	1
HistoricalDataPeriodUsedInExpectedCreditLossModel	15 years
WON/USD
Disclosure of changes in accounting estimates [line items]
Closing foreign exchange rate	1,444.6